Quarterly Holdings Report
for
Fidelity® SAI Convertible Arbitrage Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SCA-NPRT1-0625
1.9909700.101
Common Stocks - 13.4%
	Shares	Value ($)
UNITED STATES - 13.4%
Information Technology - 13.4%
Semiconductors & Semiconductor Equipment - 7.3%
Broadcom Inc	75,000	14,435,250
NVIDIA Corp	160,000	17,427,200
		31,862,450
Software - 2.1%
Microsoft Corp	24,000	9,486,240
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	84,000	17,850,000
TOTAL INFORMATION TECHNOLOGY		59,198,690

TOTAL COMMON STOCKS (Cost $61,784,601)		59,198,690

Convertible Corporate Bonds - 39.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 39.1%
Communication Services - 1.7%
Interactive Media & Services - 1.3%
fuboTV Inc 3.25% 2/15/2026	5,670,000	5,496,498
Media - 0.4%
Cable One Inc 0% 3/15/2026 (b)	2,000,000	1,882,000
TOTAL COMMUNICATION SERVICES		7,378,498

Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 3.0%
Airbnb Inc 0% 3/15/2026 (b)	9,000,000	8,613,000
Cheesecake Factory Inc/The 2% 3/15/2030 (c)	4,620,000	4,526,743
		13,139,743
Leisure Products - 1.0%
Peloton Interactive Inc 0% 2/15/2026 (d)	5,000,000	4,725,000
TOTAL CONSUMER DISCRETIONARY		17,864,743

Financials - 0.1%
Capital Markets - 0.1%
Galaxy Digital Holdings LP 3% 12/15/2026 (c)	500,000	496,550
Health Care - 8.8%
Biotechnology - 1.9%
Insmed Inc 0.75% 6/1/2028	3,700,000	8,329,112
Health Care Equipment & Supplies - 4.7%
Enovis Corp 3.875% 10/15/2028	2,000,000	1,983,000
Integra LifeSciences Holdings Corp 0.5% 8/15/2025	5,000,000	4,892,499
Lantheus Holdings Inc 2.625% 12/15/2027	9,500,000	14,086,766
		20,962,265
Pharmaceuticals - 2.2%
Pacira BioSciences Inc 0.75% 8/1/2025	10,000,000	9,862,974
TOTAL HEALTH CARE		39,154,351

Industrials - 8.8%
Aerospace & Defense - 0.9%
Axon Enterprise Inc 0.5% 12/15/2027	1,500,000	4,065,299
Commercial Services & Supplies - 0.7%
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,184,500
Construction & Engineering - 5.0%
Granite Construction Inc 3.25% 6/15/2030 (c)	6,000,000	7,557,000
Granite Construction Inc 3.75% 5/15/2028	8,000,000	14,684,800
		22,241,800
Machinery - 0.4%
Middleby Corp/The 1% 9/1/2025	1,500,000	1,644,826
Professional Services - 1.8%
Fiverr International Ltd 0% 11/1/2025 (b)	8,000,000	7,750,400
TOTAL INDUSTRIALS		38,886,825

Information Technology - 13.4%
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,500,000	3,673,049
IT Services - 1.7%
Okta Inc 0.125% 9/1/2025	2,940,000	2,884,140
Snowflake Inc 0% 10/1/2027 (c)(d)	3,820,000	4,673,770
		7,557,910
Semiconductors & Semiconductor Equipment - 3.6%
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	12,100,000	15,992,872
Software - 7.3%
BlackLine Inc 1% 6/1/2029 (c)	5,000,000	4,931,335
Box Inc 1.5% 9/15/2029 (c)	3,000,000	2,932,500
Core Scientific Inc 3% 9/1/2029 (c)	6,880,000	7,538,986
RingCentral Inc 0% 3/15/2026 (d)	3,000,000	2,853,000
Tyler Technologies Inc 0.25% 3/15/2026	11,617,000	13,667,401
		31,923,222
TOTAL INFORMATION TECHNOLOGY		59,147,053

Utilities - 2.3%
Independent Power and Renewable Electricity Producers - 2.3%
XPLR Infrastructure LP 0% 11/15/2025 (c)(d)	2,000,000	1,920,000
XPLR Infrastructure LP 2.5% 6/15/2026 (c)	8,750,000	8,225,000
		10,145,000
TOTAL UNITED STATES		173,073,020
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $172,046,951)		173,073,020

Domestic Equity Funds - 4.9%
	Shares	Value ($)
Financial Select Sector SPDR ETF	208,300	10,156,708
iShares Core S&P 500 ETF	20,700	11,549,772
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,767,856)		21,706,480

Fixed-Income Funds - 2.6%
	Shares	Value ($)
Vanguard Total Bond Market ETF (Cost $11,785,600)	160,000	11,760,000

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $17,809,694)	4.33	17,806,133	17,809,694

U.S. Treasury Obligations - 37.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (g)	4.27	50,000,000	49,918,042
US Treasury Bills 0% 6/12/2025 (g)(h)	4.24	50,000,000	49,753,138
US Treasury Bills 0% 7/15/2025 (g)	4.23 to 4.24	65,000,000	64,432,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,105,735)			164,103,920

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $449,300,437)	447,651,804
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,899,302)
NET ASSETS - 100.0%	442,752,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	325	Jun 2025	67,648,242	(428,953)	(428,953)
CBOT 5 Year US Treasury Notes Contracts (United States)	308	Jun 2025	33,632,156	(755,459)	(755,459)

TOTAL FUTURES CONTRACTS					(1,184,412)
The notional amount of futures sold as a percentage of Net Assets is 22.9%

Total Return Swaps
Description	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S SOFR Index plus or minus a specified spread ranging from (0.20)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	Bank of Montreal	Sep 2025	594,681,332	(920,015)	137,373	(782,642)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Akamai Technologies Inc		(35,000)	(2,820,300)	(207,817)	(0.27)	Common Stock
Ascendis Pharma A/S ADR		(28,500)	(4,857,540)	(444,436)	(0.57)	Common Stock
Bloom Energy Corp Class A		(154,700)	(2,834,104)	(24,263)	(0.03)	Common Stock
Burlington Stores Inc		(37,000)	(8,326,480)	421,226	0.54	Common Stock
Carnival Corp		(460,000)	(8,436,400)	(141,691)	(0.18)	Common Stock
Centrus Energy Corp Class A		(43,600)	(3,021,044)	(240,710)	(0.31)	Common Stock
Century Aluminum Co		(130,000)	(2,133,300)	(84,767)	(0.11)	Common Stock
Chefs' Warehouse Inc/The		(155,000)	(8,830,350)	(515,355)	(0.66)	Common Stock
Coinbase Global Inc Class A		(12,000)	(2,434,680)	(324,097)	(0.41)	Common Stock
Datadog Inc Class A		(10,000)	(1,021,600)	(94,513)	(0.12)	Common Stock
Dexcom Inc		(2,500)	(178,450)	(5,067)	(0.01)	Common Stock
Etsy Inc		(3,000)	(130,440)	98	0.00	Common Stock
Exact Sciences Corp		(107,000)	(4,883,480)	(202,489)	(0.26)	Common Stock
FirstEnergy Corp		(22,000)	(943,360)	(38,876)	(0.05)	Common Stock
Ford Motor Co		(183,000)	(1,831,830)	(99,408)	(0.13)	Common Stock
Green Plains Inc		(55,000)	(196,900)	2,541	0.00	Common Stock
Haemonetics Corp		(50,400)	(3,176,208)	(232,668)	(0.30)	Common Stock
Halozyme Therapeutics Inc		(50,000)	(3,071,000)	(1,557)	0.00	Common Stock
Hewlett Packard Enterprise Co		-	-	(18,687)	(0.02)	Common Stock
IMAX Corp		(67,000)	(1,630,110)	(176,402)	(0.23)	Common Stock
Itron Inc		(32,000)	(3,561,280)	(288,917)	(0.37)	Common Stock
Jazz Pharmaceuticals PLC		(3,000)	(350,880)	(41,601)	(0.05)	Common Stock
Liberty Media Corp-Liberty Formula One Class C		(92,000)	(8,157,640)	(761,003)	(0.97)	Common Stock
Live Nation Entertainment Inc		(38,300)	(5,072,835)	(124,125)	(0.16)	Common Stock
Lumentum Holdings Inc		(65,000)	(3,837,600)	(406,880)	(0.52)	Common Stock
Lyft Inc Class A		(170,000)	(2,108,000)	(253,372)	(0.32)	Common Stock
MACOM Technology Solutions Holdings Inc		(110,000)	(11,412,500)	(449,159)	(0.57)	Common Stock
MakeMyTrip Ltd		(49,000)	(5,136,180)	(95,746)	(0.12)	Common Stock
Marriott Vacations Worldwide Corp		(8,000)	(438,480)	(13,389)	(0.02)	Common Stock
Merck & Co Inc		(25,000)	(2,130,000)	(166,768)	(0.21)	Common Stock
Microchip Technology Inc		(8,000)	(368,640)	(58,249)	(0.07)	Common Stock
Mirum Pharmaceuticals Inc		(56,800)	(2,467,960)	(270,015)	(0.35)	Common Stock
Okta Inc Class A		(3,000)	(336,480)	(35,315)	(0.05)	Common Stock
ON Semiconductor Corp		(95,000)	(3,771,500)	(359,700)	(0.46)	Common Stock
Parsons Corp		-	-	(80,215)	(0.10)	Common Stock
Peabody Energy Corp		(75,000)	(925,500)	3,840	0.00	Common Stock
Penguin Solutions Inc		(212,100)	(3,620,547)	6,431	0.01	Common Stock
Progress Software Corp		(60,000)	(3,597,600)	(166,716)	(0.21)	Common Stock
Seagate Technology Holdings PLC		(90,000)	(8,192,700)	(1,531,802)	(1.96)	Common Stock
Snap Inc Class A		(224,900)	(1,790,204)	(16,449)	(0.02)	Common Stock
Snowflake Inc Class A		(68,000)	(10,845,320)	(862,898)	(1.10)	Common Stock
Southern Co/The		(66,000)	(6,064,740)	(46,689)	(0.06)	Common Stock
Spotify Technology SA		(7,400)	(4,543,452)	(300,506)	(0.38)	Common Stock
Tetra Tech Inc		(110,000)	(3,430,900)	(127,241)	(0.16)	Common Stock
Uber Technologies Inc		(47,200)	(3,823,672)	(295,726)	(0.38)	Common Stock
United States Steel Corp		(748,000)	(32,695,080)	(1,672,551)	(2.14)	Common Stock
Veeco Instruments Inc		(26,700)	(499,290)	17,737	0.02	Common Stock
Ventas Inc		(99,900)	(7,000,992)	(276,301)	(0.35)	Common Stock
Vertex Inc Class A		(101,000)	(4,043,030)	(23,171)	(0.03)	Common Stock
WEC Energy Group Inc		(88,000)	(9,637,760)	(93,956)	(0.12)	Common Stock
Western Digital Corp		(41,000)	(1,798,260)	(257,232)	(0.33)	Common Stock
Airbnb Inc 0% 3/15/2026		75,000	7,177,500	(3,347)	0.00	Convertible Corporate Bond
Akamai Technologies Inc 1.125% 2/15/2029		100,000	9,683,750	245,095	0.31	Convertible Corporate Bond
Ascendis Pharma A/S 2.25% 4/1/2028		75,000	9,335,880	456,426	0.58	Convertible Corporate Bond
Bloom Energy Corp 3% 6/1/2028		42,500	5,410,250	38,921	0.05	Convertible Corporate Bond
BofA Finance LLC 0.6% 5/25/2027		85,000	8,449,850	172,216	0.22	Convertible Corporate Bond
Burlington Stores Inc 1.25% 12/15/2027		95,000	12,214,361	(397,825)	(0.51)	Convertible Corporate Bond
Cable One Inc 0% 3/15/2026		30,000	2,823,000	(20,631)	(0.03)	Convertible Corporate Bond
Carnival Corp 5.75% 12/1/2027		77,500	12,577,927	162,901	0.21	Convertible Corporate Bond
Centrus Energy Corp 2.25% 11/1/2030		50,000	4,932,500	316,038	0.40	Convertible Corporate Bond
Century Aluminum Co 2.75% 5/1/2028		37,500	4,233,750	103,852	0.13	Convertible Corporate Bond
Chefs' Warehouse Inc/The 2.375% 12/15/2028		85,000	12,277,153	540,809	0.69	Convertible Corporate Bond
Coinbase Global Inc 0.25% 4/1/2030		50,000	4,968,541	352,481	0.45	Convertible Corporate Bond
Datadog Inc 0.125% 6/15/2025		20,000	2,252,776	96,319	0.12	Convertible Corporate Bond
Dexcom Inc 0.25% 11/15/2025		75,000	7,302,342	(3,629)	0.00	Convertible Corporate Bond
Etsy Inc 0.125% 9/1/2027		55,000	4,852,145	12,379	0.02	Convertible Corporate Bond
Exact Sciences Corp 2% 3/1/2030		135,000	12,842,999	93,325	0.12	Convertible Corporate Bond
FirstEnergy Corp 4% 5/1/2026		52,500	5,431,125	59,686	0.08	Convertible Corporate Bond
Ford Motor Co 0% 3/15/2026		95,000	9,338,500	80,269	0.10	Convertible Corporate Bond
Green Plains Inc 2.25% 3/15/2027		50,000	3,836,239	(65,857)	(0.08)	Convertible Corporate Bond
Haemonetics Corp 2.5% 6/1/2029		120,000	11,531,000	207,395	0.26	Convertible Corporate Bond
Halozyme Therapeutics Inc 1% 8/15/2028		37,500	4,692,677	(1,196)	0.00	Convertible Corporate Bond
IMAX Corp 0.5% 4/1/2026		45,000	4,783,125	178,020	0.23	Convertible Corporate Bond
Itron Inc 1.375% 7/15/2030		60,000	6,564,828	360,754	0.46	Convertible Corporate Bond
Jazz Investments I Ltd 2% 6/15/2026		17,500	1,812,192	46,088	0.06	Convertible Corporate Bond
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027		117,500	14,325,109	790,660	1.01	Convertible Corporate Bond
Live Nation Entertainment Inc 3.125% 1/15/2029		50,000	7,078,506	143,379	0.18	Convertible Corporate Bond
Lumentum Holdings Inc 1.5% 12/15/2029		55,000	6,287,492	354,913	0.45	Convertible Corporate Bond
Lyft Inc 0.625% 3/1/2029		55,000	5,354,479	173,720	0.22	Convertible Corporate Bond
MakeMyTrip Ltd 0% 2/15/2028		20,000	5,467,000	78,234	0.10	Convertible Corporate Bond
Marriott Vacations Worldwide Corp 3.25% 12/15/2027		95,000	8,790,138	(22,444)	(0.03)	Convertible Corporate Bond
Mesa Laboratories Inc 1.375% 8/15/2025		10,000	989,201	943	0.00	Convertible Corporate Bond
Microchip Technology Inc 0.75% 6/1/2030		40,000	3,766,640	22,456	0.03	Convertible Corporate Bond
Mirum Pharmaceuticals Inc 4% 5/1/2029		20,000	3,166,000	231,359	0.30	Convertible Corporate Bond
Okta Inc 0.375% 6/15/2026		27,000	2,591,775	(852)	0.00	Convertible Corporate Bond
ON Semiconductor Corp 0% 5/1/2027		95,000	10,140,300	333,867	0.43	Convertible Corporate Bond
Parsons Corp 2.625% 3/1/2029		-	-	175,871	0.22	Convertible Corporate Bond
Peabody Energy Corp 3.25% 3/1/2028		25,000	2,501,041	1,156	0.00	Convertible Corporate Bond
Penguin Solutions Inc 2% 8/15/2030		82,500	7,547,438	(13,796)	(0.02)	Convertible Corporate Bond
Progress Software Corp 1% 4/15/2026		55,000	6,328,007	155,445	0.20	Convertible Corporate Bond
Seagate HDD Cayman 3.5% 6/1/2028		100,000	12,708,333	1,489,528	1.90	Convertible Corporate Bond
Snap Inc 0.5% 5/1/2030		100,000	8,175,000	121,646	0.16	Convertible Corporate Bond
Snowflake Inc 0% 10/1/2027		121,800	14,902,230	665,765	0.85	Convertible Corporate Bond
Southern Co/The 3.875% 12/15/2025		75,000	8,524,791	42,945	0.05	Convertible Corporate Bond
Spotify USA Inc 0% 3/15/2026		50,000	6,438,000	219,954	0.28	Convertible Corporate Bond
Tetra Tech Inc 2.25% 8/15/2028		38,000	4,051,750	57,584	0.07	Convertible Corporate Bond
Uber Technologies Inc 0.875% 12/1/2028		55,000	7,227,802	380,615	0.49	Convertible Corporate Bond
United States Steel Corp 5% 11/1/2026		100,000	32,675,000	1,621,177	2.07	Convertible Corporate Bond
Veeco Instruments Inc 2.875% 6/1/2029		10,830	1,110,593	(19,407)	(0.02)	Convertible Corporate Bond
Ventas Realty LP 3.75% 6/1/2026		65,000	8,655,562	227,286	0.29	Convertible Corporate Bond
Vertex Inc 0.75% 5/1/2029		47,200	6,144,965	93,069	0.12	Convertible Corporate Bond
WEC Energy Group Inc 4.375% 6/1/2029		125,000	15,251,506	40,858	0.05	Convertible Corporate Bond
Western Digital Corp 3% 11/15/2028		20,000	2,741,666	297,568	0.38	Convertible Corporate Bond

Description	Counterparty	Maturity Date	Absolute Notional Value ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the U.S SOFR Index plus or minus a specified spread ranging from (0.25)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	BNP Paribas SA	Sep 2025	636,444,537	(4,337,163)	107,675	(4,229,488)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Value ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Advanced Energy Industries Inc		(50,000)	(4,870,500)	(403,956)	(0.10)	Common Stock
Akamai Technologies Inc		(35,000)	(2,820,300)	(207,745)	(0.05)	Common Stock
Alnylam Pharmaceuticals Inc		(8,000)	(2,105,920)	(255,146)	(0.06)	Common Stock
Apple Inc		(84,000)	(17,850,000)	(835,714)	(0.20)	Common Stock
Axon Enterprise Inc		(45,800)	(28,089,140)	(1,549,708)	(0.37)	Common Stock
BlackLine Inc		(88,000)	(4,156,240)	(167,937)	(0.04)	Common Stock
Bloom Energy Corp Class A		(135,300)	(2,478,696)	3,116	0.00	Common Stock
Box Inc Class A		(104,100)	(3,250,002)	(126,581)	(0.03)	Common Stock
Broadcom Inc		(75,000)	(14,435,250)	(986,430)	(0.23)	Common Stock
Cheesecake Factory Inc/The		(37,200)	(1,873,764)	(121,610)	(0.03)	Common Stock
Cinemark Holdings Inc		(545,000)	(16,300,950)	(909,681)	(0.22)	Common Stock
Core Scientific Inc		(822,300)	(6,660,630)	(1,017,712)	(0.24)	Common Stock
Enovis Corp		(21,000)	(726,390)	(64,117)	(0.02)	Common Stock
Freshpet Inc		(68,000)	(5,000,720)	398,683	0.09	Common Stock
Granite Construction Inc		(259,000)	(21,054,110)	(901,286)	(0.21)	Common Stock
Greenbrier Cos Inc/The		(82,000)	(3,478,440)	(139,078)	(0.03)	Common Stock
Guess? Inc		(180,000)	(2,025,000)	(335,440)	(0.08)	Common Stock
Innoviva Inc		(95,000)	(1,775,550)	(51,996)	(0.01)	Common Stock
Insmed Inc		(176,600)	(12,715,200)	(141,593)	(0.03)	Common Stock
InterDigital Inc		(25,500)	(5,125,500)	43,236	0.01	Common Stock
Jazz Pharmaceuticals PLC		(7,000)	(818,720)	(97,050)	(0.02)	Common Stock
Lantheus Holdings Inc		(99,000)	(10,329,660)	(136,082)	(0.03)	Common Stock
Merit Medical Systems Inc		(105,000)	(9,917,250)	(244,029)	(0.06)	Common Stock
Microsoft Corp		(24,000)	(9,486,240)	(209,703)	(0.05)	Common Stock
Middleby Corp/The		(52,500)	(7,000,875)	(190,384)	(0.05)	Common Stock
Mirum Pharmaceuticals Inc		(123,200)	(5,353,040)	(585,237)	(0.14)	Common Stock
NextEra Energy Inc		(68,000)	(4,547,840)	70,861	0.02	Common Stock
Nice Ltd ADR		(1,900)	(296,124)	(1,207)	0.00	Common Stock
Nutanix Inc Class A		(49,000)	(3,366,300)	(281,093)	(0.07)	Common Stock
NVIDIA Corp		(160,000)	(17,427,200)	561,489	0.13	Common Stock
OSI Systems Inc		(26,100)	(5,343,714)	(294,711)	(0.07)	Common Stock
Repligen Corp		(34,000)	(4,691,660)	(378,812)	(0.09)	Common Stock
Rivian Automotive Inc Class A		(299,500)	(4,091,170)	(518,061)	(0.12)	Common Stock
Sarepta Therapeutics Inc		(11,000)	(686,400)	(86,699)	(0.02)	Common Stock
Sphere Entertainment Co Class A		(135,000)	(3,678,750)	(124,872)	(0.03)	Common Stock
Stride Inc		(160,000)	(22,760,000)	(702,676)	(0.17)	Common Stock
Terawulf Inc		-	-	(14,427)	0.00	Common Stock
TransMedics Group Inc		(57,000)	(5,244,570)	(266,344)	(0.06)	Common Stock
Tyler Technologies Inc		(17,000)	(9,236,100)	757,519	0.18	Common Stock
Uber Technologies Inc		(40,800)	(3,305,208)	(279,365)	(0.07)	Common Stock
Vishay Intertechnology Inc		(165,100)	(2,144,649)	(265,729)	(0.06)	Common Stock
Western Digital Corp		(64,000)	(2,807,040)	(503,371)	(0.12)	Common Stock
Workiva Inc Class A		(6,000)	(451,620)	(34,348)	(0.01)	Common Stock
World Kinect Corp		(102,000)	(2,559,180)	(124,134)	(0.03)	Common Stock
Xerox Holdings Corp		(156,400)	(689,724)	(106,049)	(0.03)	Common Stock
Ziff Davis Inc		(5,000)	(147,650)	9,633	0.00	Common Stock
Zscaler Inc		(37,000)	(8,368,290)	(736,506)	(0.17)	Common Stock
Advanced Energy Industries Inc 2.5% 9/15/2028		7,000,000	7,368,459	249,178	0.06	Convertible Corporate Bond
Akamai Technologies Inc 0.375% 9/1/2027		10,000,000	9,866,250	217,646	0.05	Convertible Corporate Bond
Alnylam Pharmaceuticals Inc 1% 9/15/2027		4,000,000	4,590,964	263,332	0.06	Convertible Corporate Bond
Axon Enterprise Inc 0.5% 12/15/2027		9,500,000	25,764,837	1,322,786	0.31	Convertible Corporate Bond
BlackLine Inc 1% 6/1/2029		3,750,000	3,714,126	82,704	0.02	Convertible Corporate Bond
Bloom Energy Corp 3% 6/1/2028		3,000,000	3,819,000	1,263	0.00	Convertible Corporate Bond
Box Inc 1.5% 9/15/2029		4,500,000	4,407,375	73,089	0.02	Convertible Corporate Bond
Cinemark Holdings Inc 4.5% 8/15/2025		8,250,000	17,366,250	926,946	0.22	Convertible Corporate Bond
Core Scientific Inc 3% 9/1/2029		4,570,000	5,030,577	373,844	0.09	Convertible Corporate Bond
Five9 Inc 0.5% 6/1/2025		1,500,000	1,492,775	(2,119)	0.00	Convertible Corporate Bond
Freshpet Inc 3% 4/1/2028		6,000,000	7,896,000	(375,876)	(0.09)	Convertible Corporate Bond
Galaxy Digital Holdings LP 3% 12/15/2026		2,500,000	2,511,083	104,108	0.02	Convertible Corporate Bond
Granite Construction Inc 3.25% 6/15/2030		4,500,000	5,723,000	161,719	0.04	Convertible Corporate Bond
Greenbrier Cos Inc/The 2.875% 4/15/2028		8,250,000	8,503,091	207,533	0.05	Convertible Corporate Bond
Guess? Inc 3.75% 4/15/2028		10,000,000	9,301,666	180,206	0.04	Convertible Corporate Bond
Innoviva Inc 2.5% 8/15/2025		2,500,000	2,819,444	60,032	0.01	Convertible Corporate Bond
Insmed Inc 0.75% 6/1/2028		2,404,000	5,419,184	52,615	0.01	Convertible Corporate Bond
InterDigital Inc 3.5% 6/1/2027		2,000,000	5,251,719	(37,957)	(0.01)	Convertible Corporate Bond
Jazz Investments I Ltd 2% 6/15/2026		3,500,000	3,624,385	91,789	0.02	Convertible Corporate Bond
Merit Medical Systems Inc 3% 2/1/2029		10,960,000	14,034,280	302,922	0.07	Convertible Corporate Bond
Middleby Corp/The 1% 9/1/2025		7,500,000	8,236,629	46,659	0.01	Convertible Corporate Bond
Mirum Pharmaceuticals Inc 4% 5/1/2029		4,800,000	7,598,400	538,550	0.13	Convertible Corporate Bond
NextEra Energy Capital Holdings Inc 3% 3/1/2027		7,500,000	8,426,250	(76,894)	(0.02)	Convertible Corporate Bond
Nice Ltd 0% 9/15/2025		4,000,000	3,908,000	(9,559)	0.00	Convertible Corporate Bond
Nutanix Inc 0.25% 10/1/2027		3,500,000	4,646,979	239,861	0.06	Convertible Corporate Bond
OSI Systems Inc 2.25% 8/1/2029		6,800,000	8,674,275	367,740	0.09	Convertible Corporate Bond
Repligen Corp 1% 12/15/2028		11,500,000	11,783,392	371,338	0.09	Convertible Corporate Bond
Rivian Automotive Inc 3.625% 10/15/2030		7,750,000	7,033,986	539,550	0.13	Convertible Corporate Bond
Sarepta Therapeutics Inc 1.25% 9/15/2027		4,000,000	3,798,152	95,576	0.02	Convertible Corporate Bond
Sphere Entertainment Co 3.5% 12/1/2028		6,000,000	6,663,499	164,828	0.04	Convertible Corporate Bond
Stride Inc 1.125% 9/1/2027		8,500,000	23,229,437	661,599	0.16	Convertible Corporate Bond
Terawulf Inc 2.75% 2/1/2030		-	-	(25,895)	(0.01)	Convertible Corporate Bond
TransMedics Group Inc 1.5% 6/1/2028		7,500,000	9,507,375	241,214	0.06	Convertible Corporate Bond
Uber Technologies Inc 0.875% 12/1/2028		2,500,000	3,285,364	168,993	0.04	Convertible Corporate Bond
Vishay Intertechnology Inc 2.25% 9/15/2030		10,000,000	8,328,750	252,044	0.06	Convertible Corporate Bond
Wayfair Inc 1% 8/15/2026		11,000,000	10,165,222	(107,452)	(0.03)	Convertible Corporate Bond
Western Digital Corp 3% 11/15/2028		3,500,000	4,797,916	523,449	0.12	Convertible Corporate Bond
Workiva Inc 1.125% 8/15/2026		1,000,000	1,109,875	12,438	0.00	Convertible Corporate Bond
World Kinect Corp 3.25% 7/1/2028		5,000,000	5,499,166	144,862	0.03	Convertible Corporate Bond
Xerox Holdings Corp 3.75% 3/15/2030		6,000,000	2,841,250	(61,156)	(0.01)	Convertible Corporate Bond
Ziff Davis Inc 1.75% 11/1/2026		5,000,000	4,681,218	(25,467)	(0.01)	Convertible Corporate Bond
Zscaler Inc 0.125% 7/1/2025		5,808,000	8,717,181	759,112	0.18	Convertible Corporate Bond
Financial Select Sector SPDR ETF		(208,300)	(10,156,708)	(290,551)	(0.07)	ETF
iShares Core S&P 500 ETF		(20,700)	(11,549,772)	(345,102)	(0.08)	ETF
Vanguard Total Bond Market ETF		(160,000)	(11,760,000)	(118,898)	(0.03)	ETF

Benchmark Rates
Counterparty	Benchmark	Benchmark Rate
Bank of Montreal	U.S. SOFR Index	4.36%
BNP Paribas SA	U.S. SOFR Index	4.33%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,801,884 or 9.7% of net assets.

(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $110,740,003.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $796,050.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,939,811	97,871,738	82,001,855	183,048	-	-	17,809,694	17,806,133	0.0%
Total	1,939,811	97,871,738	82,001,855	183,048	-	-	17,809,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.